PHOENIX MULTI-PORTFOLIO FUND
   Supplement dated September 15, 2006 to the Prospectus dated March 31, 2006, as supplemented July 7, 2006 and August 23, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Duff & Phelps Investment Management Co. ("Duff & Phelps") as adviser to the PHOENIX REAL ESTATE SECURITIES FUND. Duff & Phelps now serves as subadviser to the fund. Phoenix and Duff & Phelps are affiliated investment advisers. The portfolio managers for the fund will continue in their current roles. The fund's investment objective and investment strategies are not affected by this change.

The adviser manages the fund's investment program and the general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund.

The fund's prospectus is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

All references in the fund's prospectus to Duff & Phelps as adviser are hereby revised to reference Duff & Phelps as subadviser.

The investment management fee remains unchanged. Phoenix pays Duff & Phelps a subadvisory fee at a rate of 50% of the gross investment management fee.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 467/PIC Change-RESF (09/06)
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                          PHOENIX MULTI-PORTFOLIO FUND
 Supplement dated September 15, 2006 to the Statement of Additional Information
              dated March 31, 2006, as supplemented August 23, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("PIC") replaced Duff & Phelps Investment Management Co. ("Duff & Phelps") as adviser to the PHOENIX REAL ESTATE SECURITIES FUND. Duff & Phelps now serves as subadviser to the fund. Phoenix and Duff & Phelps are affiliated investment advisers.

The fund's Statement of Additional Information ("SAI") is hereby supplemented by noting that PIC serves as adviser for the fund in addition to the other funds listed. All references in the SAI to Duff & Phelps as adviser are hereby revised to reference PIC as adviser and Duff & Phelps as subadviser.

The investment management fee remains unchanged. PIC pays Duff & Phelps a subadvisory fee at a rate of 50% of the gross investment management fee.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 468/PIC Change-RESF (09/06)